UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
777 E. Wisconsin Ave.
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report
February 28, 2015

Deep Value ETF
Ticker: DVP

Deep Value ETF

Deep Value ETF

PORTFOLIO ALLOCATION
As of February 28, 2015 (Unaudited)

Percentage of
Sector	Net Assets
Consumer Discretionary	26.1%
Telecommunication Services	23.6
Energy	16.4
Information Technology	14.8
Health Care	9.1
Industrials	6.9
Consumer Staples	3.0
Short-Term and Other Net Assets	0.1
100.0%

Deep Value ETF

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS – 99.9%

	Consumer Staples – 3.0%
809,051	Avon Products, Inc.	$6,885,024

	Consumer Discretionary – 26.1%
297,277	Best Buy Company, Inc.	11,326,254
241,819	Coach, Inc.	10,531,217
373,490	Gamestop Corporation	13,807,925
159,759	Kohl’s Corporation	11,790,214
776,500	Staples, Inc.	13,018,023
		60,473,633
	Energy – 16.4%
128,156	ConocoPhillips	8,355,771
1,240,676	Denbury Resources, Inc.	10,421,679
108,368	Occidental Petroleum Corporation	8,439,700
174,249	Valero Energy Corporation	10,749,421
		37,966,571
	Health Care – 9.1%
77,325	Anthem, Inc.	11,324,246
79,447	Cigna Corporation	9,663,139
		20,987,385
	Industrials – 6.9%
176,261	Delta Air Lines, Inc.	7,847,140
140,572	Fluor Corporation	8,153,176
		16,000,316
	Information Technology – 14.8%
269,663	Computer Sciences Corporation	19,124,500
435,117	Hewlett-Packard Company	15,159,476
		34,283,976
	Telecommunication Services – 23.6%
250,655	AT&T, Inc.	8,662,637
245,725	CenturyLink, Inc.	9,303,148
2,539,381	Frontier Communications Corporation	20,264,260
330,510	Verizon Communications, Inc.	16,343,720
		54,573,765
	TOTAL COMMON STOCKS (Cost $212,030,569)	231,170,670

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

MONEY MARKET FUNDS – 0.1%
261,357	Short Term Investments Trust –
	Liquid Assets Portfolio, 0.06% (a)	$261,357
	TOTAL MONEY MARKET FUNDS (Cost $261,357)	261,357
	TOTAL INVESTMENTS – 100.0%
	(Cost $212,291,926)	231,432,027
	Liabilities in Excess of Other Assets – 0.0%	(64,756)
	NET ASSETS – 100.0%	$231,367,271

(a)Annualized seven-day yield as of February 28, 2015

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

STATEMENT OF ASSETS & LIABILITIES
At February 28, 2015 (Unaudited)

ASSETS
Investments in securities, at value (Cost $212,291,926)	$231,432,027
Receivable for fund shares sold	1,325,720
Receivable for investments sold	549,858
Dividends receivable	329,043
Total assets	233,636,648
LIABILITIES
Payable for investments purchased	2,131,056
Management fees payable	138,321
Total liabilities	2,269,377

NET ASSETS	$231,367,271

Net Assets Consist of:
Paid-in capital	$210,244,785
Undistributed (accumulated) net investment income (loss)	394,130
Accumulated net realized gain (loss) on investments	1,588,255
Net unrealized appreciation (depreciation) on:
Investments in securities	19,140,101
Net assets	$231,367,271

Net Asset Value (unlimited shares authorized):
Net assets	$231,367,271
Shares outstanding^	8,750,000
Net asset value, offering and redemption price per share	$26.44

^  No par value

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

STATEMENT OF OPERATIONS
For the Period Ended February 28, 2015* (Unaudited)

INCOME:
Dividends	$1,899,685
Interest	39
Total investment income	1,899,724

EXPENSES:
Management fees	614,207
Total expenses	614,207
Net investment income	1,285,517

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,588,255
Change in unrealized appreciation (depreciation) on investments	19,140,101
Net realized and unrealized gain (loss) on investments	20,728,356
Net increase (decrease) in net assets
resulting from operations	$22,013,873

*  Fund commenced operations on September 22, 2014

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
February 28, 2015*
(Unaudited)
OPERATIONS
Net investment income	$1,285,517
Net realized gain (loss) on investments	1,588,255
Change in unrealized appreciation
(depreciation) of investments	19,140,101
Net increase (decrease) in net
assets resulting from operations	22,013,873

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(891,387)
Total distributions to shareholders	(891,387)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	210,244,785
Net increase (decrease) in net assets derived
from net share in outstanding shares (a)	210,244,785
Net increase (decrease) in net assets	$231,367,271

NET ASSETS
Beginning of Period	$—
End of Period	$231,367,271
Undistributed net investment income	$394,130

(a)  Summary of capital share transactions is as follows:

	Period Ended
	February 28, 2015
	(Unaudited)
	Shares	Amount
Subscriptions	9,750,000	$235,505,785
Redemptions	1,000,000	25,261,000
	8,750,000	$210,244,785

*  Fund commenced operations on September 22, 2014.  The information presented is for the period from September 22, 2014 to February 28, 2015.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	February 28,
	2015(1)
	(Unaudited)
Net asset value, beginning of period	$24.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.18
Net realized and unrealized gain on investments	1.62
Total from investment operations	1.80

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.11)
Total distributions	(0.11)

Net asset value, end of period	$26.44

Total return	7.31	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$231,367

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.80	%(4)
Net investment income to average net assets	1.68	%(4)

Portfolio turnover rate(5)	15	%(3)

(1)	Commencement of operations on September 22, 2014
(2)	Calculated based on average shares outstanding during the period
(3)	Not annualized
(4)	Annualized
(5)	Excludes the impact of in-kind transactions

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

Deep Value ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).  The investment objective of the Fund is to seek investment results that, before fees and expenses, track the Tiedemann Deep Value Index (the “Index”). The Fund commenced operations on September 22, 2014.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”).  An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for the Fund is $500. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures.

The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of February 28, 2015, the Fund did not hold any fair valued securities. As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not avail able; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited) (Continued)

be based on the best information available. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$231,170,670	$—	$—	$231,170,670
Money
Market Funds	261,357	—	—	261,357
Total Investments
in Securities	$231,432,027	$—	$—	$231,432,027

^ See Schedule of Investments for breakout of investments by industry classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended February 28, 2015, the Fund recognized no transfers to or from Level 1, 2, or 3. The Fund did not invest in any Level 3 securities during the period.

B.
Federal Income Taxes.  The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended February 28, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended February 28, 2015, the Fund did not have liabilities for any

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited) (Continued)

unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2015, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedules of Investments.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events.  In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited) (Continued)

period that materially impacted the amounts or disclosures in the Fund’s financial statements.
I.
Recent Accounting Pronouncement. In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Mellon Capital Management Corporation, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee. For services provided to the Fund, the Fund pays the Adviser 0.80% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the processing and payment of the Fund’s expenses and serves as the fund accountant. USBFS also serves as the transfer agent to the Fund.

U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s custodian.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited) (Continued)

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2015, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $26,290,730 and $27,083,706, respectively. For the period ended February 28, 2015, in-kind transactions associated with creations and redemptions were $235,432,778 and $24,197,487, respectively. There were no purchases or sales of U.S. Government securities during the year.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the period ended February 28, 2015 is as follows:

Ordinary Income	$891,387

NOTE 6 – RESULTS OF SHAREHOLDER MEETING

A Special Meeting of Shareholders of the Funds were held on January 21, 2015 and March 26, 2015 at the offices of U.S. Bancorp Fund Services, LLC, 615 East Michigan Avenue, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Fund at the close of business on December 29, 2015. At the Special Meeting, shareholders were asked to approve the following proposals, and the tabulation of the shareholder votes rendered the following results:

Proposal	Votes For	Votes Against	Abstained
To approve a new Investment
Advisory Agreement between
Exchange Traded Concepts, LLC
and the ETF Series Solutions Trust,
on behalf of the Fund, to enable
Exchange Traded Concepts, LLC
to continue serving as the Fund's
investment adviser following the
anticipated change in control of
Exchange Traded Concepts, LLC.	7,894,480	—	—

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited) (Continued)

Proposal	Votes For	Votes Against	Abstained
To approve a new Sub-Advisory
Agreement between Exchange
Traded Concepts, LLC and
Mellon Capital Management, LLC
to enable Mellon Capital Management,
LLC to continue serving as the
Fund's sub-adviser following the
anticipated change in control of
Exchange Traded Concepts, LLC.	7,894,480	—	—

Proposal	Votes For	Votes Against	Abstained
To elect one Trustee to serve until his
successor is elected and qualified.	8,027,018	—	—

Deep Value ETF

EXPENSE EXAMPLE
For the Six Months Ended February 28, 2015 (Unaudited)

As a shareholder of Deep Value ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 22, 2014 – February 28, 2015).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	September 22, 2014	February 28, 2015	During the Period
Actual	$1,000	$1,073	$3.61
Hypothetical (5% annual	$1,000	$1,018	$3.52
return before expenses)

Deep Value ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 23, 2014 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Interim Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Deep Value ETF (“Deep Value” or the “Fund”);
•	the Advisory Agreement (together with the Interim Advisory Agreement, the “Advisory Agreements”) between the Adviser and the Trust, on behalf of the Fund;
•	the Interim Sub-Advisory Agreement between the Adviser, the Trust, on behalf of Deep Value, and Mellon Capital Management Corporation (“Mellon Capital” or the “Sub-Adviser”); and
•	the Sub-Advisory Agreement (together with the Interim Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Adviser, the Trust, on behalf of Deep Value, and Mellon Capital.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Mellon Capital regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Fund by the Adviser and Mellon Capital; (ii) limited historical performance of the Fund; (iii) the Adviser and Mellon Capital’s costs and profits they will realize in providing their services, including any fall-out benefits enjoyed by each firm; (iv) comparative fee and expense data for the Fund; (v) the extent to which the Agreements reflect economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, representatives from the Adviser and Mellon Capital, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s and Mellon Capital’s fees and other aspects of the Agreements.  Among other things, representatives from the Adviser and Mellon Capital provided overviews of their advisory businesses, including investment personnel and investment processes.  The Adviser and Mellon Capital separately discussed their experience with exchange-traded funds (“ETFs”). The representatives of Mellon Capital discussed the services to be provided by their firm, which would be responsible for executing purchase and sale transactions in the Fund.  The Board then discussed the written materials that it received before the Meeting, the oral presentations and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information.  In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Deep Value ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Approval of the Advisory Agreements with the Adviser

Nature, Extent and Quality of Services Provided.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, noting that the services to be provided under the Advisory Agreement and Interim Advisory Agreement were identical in all material respects to those services provided under the Fund’s prior advisory agreement.  In particular, they noted that the Adviser had served as the Fund’s investment adviser since its inception.

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer.  The Board also considered the Adviser’s experience working with ETFs, including other series of the Trust.  The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s Chief Compliance Officer and the ownership structure of the firm.  The Board also considered its experience with the Adviser providing investment management services to the Fund and other series of the Trust.

The Board also considered other services to be provided to the Fund, such as overseeing the activities of the Fund’s investment sub-adviser, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations.  Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Historical Performance.  The Board then considered the past performance of the Fund.  The Board also considered that the Advisory Agreements do not alter the current allocation of responsibilities between the Adviser and the Sub-Adviser, and that the Sub-Adviser will continue to furnish an investment program in respect of, make investment decisions for, and place all orders for the purchase and sale of securities for the Fund’s investment portfolio, subject to oversight of the Board and the Adviser.  The Board noted that the distinctive indexed investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds.  Instead, the Board focused on the extent to which the Fund achieved its objective as a passively-managed index fund.

Costs of Services Provided and Economies of Scale.  The Board reviewed the advisory fee to be paid to the Adviser for its services to Deep Value under the Advisory Agreements and noted that at the time the current Investment Advisory Agreement was approved by the Board, the Fund’s total expense ratio, when compared to peer funds in Morningstar’s Value ETF and U.S.  Open-End Value Funds

Deep Value ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

categories, was higher than that of its ETF peer group average and median, but lower than the average and median for peer open-end (mutual) funds.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan.  The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources.  The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund and its sponsor, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund.

The Board determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size.  The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement and Interim Advisory Agreement; rather, the Board based its determination on the total mix of information available to it.  Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement and Interim Advisory Agreement, including the compensation payable under the agreements, were fair and reasonable to the Fund.  The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement and Interim Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreements with Mellon Capital

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services to be provided under the Sub-Advisory Agreements, noting that the services to be provided under the Sub-Advisory Agreements were identical in all material respects to those services provided under the current Sub-Advisory Agreement among Mellon Capital, the Adviser and the Trust on behalf of Deep Value.  In particular, they noted that Mellon Capital had served as the sub-adviser for the Fund since its inception.

In considering the nature, extent and quality of the services provided by Mellon Capital, the Board considered the quality of Mellon Capital’s compliance infrastructure and past reports from the Trust’s CCO.  The Board also considered Mellon Capital’s experience working with ETFs, including the Fund.  The Board noted that it had previously received and reviewed a copy of Mellon Capital’s registration form (“Form ADV”), as well as the response of Mellon Capital to a

Deep Value ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

detailed series of questions that included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Board also considered other services to be provided to the Fund, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

Historical Performance.  The Board considered information regarding the Fund’s performance and noted that, because the Fund is designed to track the performance of an index managed by a third-party that is not affiliated with Mellon Capital, the relevant performance of the Fund was the extent to which the Fund tracked the returns of its underlying index, excluding the Fund’s fees and expenses. The Board noted that Deep Value had been operational for less than three months, which was too short a time period to assess the Fund’s performance.

Costs of Services Provided and Economies of Scale.  The Board reviewed the advisory fees to be paid by the Adviser to Mellon Capital for its services to the Fund under the Sub-Advisory Agreements.  The Board considered that the fees paid to Mellon Capital were paid by the Adviser from the unified fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and Mellon Capital.  The Board also noted that the fees paid to Mellon Capital with respect to the Fund were within the range of fees generally charged by Mellon Capital to its other clients with similar index strategies.  The Board concluded that the sub-advisory fees were reasonable.  The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm.

The Board also evaluated the compensation and benefits received by Mellon Capital from its relationship with the Fund, taking into account the prior information the Board had received regarding Mellon Capital’s anticipated profitability with respect to the Fund.

The Board recognized that Mellon Capital is likely to realize economies of scale in managing the Fund as assets grow in size.  The Board noted, however, that the Adviser is responsible for compensating Mellon Capital and that the Board had previously determined that economies of scale are shared with Fund shareholders through the Fund’s unified fee arrangement with the Adviser.  The Board noted that it intends to monitor fees as the Fund grows in size and will continue to assess whether economies of scale are appropriately shared with the Fund.

Deep Value ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Conclusion.  No single factor was determinative of the Board’s decision to approve the Interim Sub-Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreements, including the compensation payable under the agreements, were fair and reasonable to the Fund.  The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreements was in the best interests of the Fund and its shareholders.

Deep Value ETF

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on their website at www.twmfunds.com/etfs.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.twmfunds.com/etfs.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Deep Value ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, Oklahoma 73013

Sub-Adviser
Mellon Capital Management, LLC
50 Fremont Street, Suite 3900
San Francisco, California 94105

Index Provider
Tiedemann Wealth Management
520 Madison Avenue, 26th Floor
New York, New York 10022

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145-1524

Legal Counsel
Morgan Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006-1806

Deep Value ETF
Symbol – DVP
CUSIP – 26922A701

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title           /s/ Paul R. Fearday
Paul R. Fearday, Principal Executive Officer

Date     May 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Paul R. Fearday
Paul R. Fearday, Principal Executive Officer

Date     May 4, 2015

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer

Date     May 4, 2015